Common Stock Reserved for Issuance (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance

The common stock reserved for future issuance at December 31, 2013 and 2014 was as follows:

	December 31,
	2013	2014
Conversion of outstanding convertible preferred stock	25,036,330	27,654,928
Shares underlying outstanding stock options	2,723,406	4,248,504
Shares available for future stock option grants	1,848,367	295,101
Warrant to purchase convertible preferred stock	128,231	128,231

Total shares of common stock reserved	29,736,334	32,326,764